Cover	Mar. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2025
Entity File Number	001-40696
Entity Registrant Name	PHP Ventures Acquisition Corp.
Entity Central Index Key	0001863460
Entity Tax Identification Number	86-3368971
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 East 53rd St.
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	+1 (917)
Local Phone Number	764-4996
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, one-half of one redeemable warrant, and one right to acquire one-tenth of one share of Class A common stock
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock
Trading Symbol	PPHPU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PPHP
Security Exchange Name	NASDAQ
Rights, exchangeable into one-tenth of one share of Class A common stock
Title of 12(b) Security	Rights, exchangeable into one-tenth of one share of Class A common stock
Trading Symbol	PPHPR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PPHPW
Security Exchange Name	NASDAQ